Disclosure of New Standards in the Period Prior to their Adoption	12 Months Ended
Dec. 31, 2022
Disclosure of new ifrs in the period [abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

Note 4: - Disclosure of New Standards in the Period Prior to Their Adoption

a.	Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants

The Amendment, together with the subsequent amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current. According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period. According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.

The Company has not yet commenced examining the effects of applying the Amendment on the financial statements.

b.	Amendment to IAS 1, Presentation of Financial Statements: “Disclosure of Accounting Policies.”

According to the amendment, companies must provide disclosure of their material accounting policies rather than their significant accounting policies. Pursuant to the amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements.

The amendment to IAS 1 also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The amendment also clarifies that immaterial accounting policy information need not be disclosed.

The amendment is applicable for reporting periods beginning on or after January 1, 2023.

The Company is examining the effects of the amendment on the financial statements. The Company did not adopt the amendment for the financial statements for the year ended December 31, 2022.

c.	Amendment to IAS 12, Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Amendment narrows the scope of the exemption from recognizing deferred taxes as a result of temporary differences created at the initial recognition of assets and/or liabilities, so that it does not apply to transactions that give rise to equal and offsetting temporary differences.

As a result, companies will need to recognize a deferred tax asset or a deferred tax liability for these temporary differences at the initial recognition of transactions that give rise to equal and offsetting temporary differences, such as lease transactions and provisions for decommissioning and restoration.

The Amendment is effective for annual periods beginning on or after January 1, 2023, by amending the opening balance of the retained earnings or adjusting a different component of equity in the period the Amendment was first adopted.

The Company does not expect the Amendment to have a material impact on its financial statements.